November 9, 2020

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the “Registrant”)
 on behalf of the following series and class:

 T. Rowe Price U.S. Large-Cap Core Fund

 T. Rowe Price U.S. Large-Cap Core Fund—I Class (collectively the “Acquiring Funds”)

 File No.: 333-__________

Dear Mr. Sutcliffe:

On behalf of the Acquiring Funds, we are hereby filing the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) under Section 8 (a) of the Securities Act of 1933 and we are requesting an effective date of December 18, 2020.

If you have any questions about this filing, please email me at vicki.booth@troweprice.com.

Sincerely,

/s/Vicki S. Booth
Vicki S. Booth, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.